Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [abstract]
Greek tax authorities (note 19)	$ 116	$ 118	$ 116